Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from (used in) operating activities [abstract]
Net profit for the year	¥ 230,166	¥ 376,171	¥ 44,290
Depreciation and amortization	583,151	559,671	583,649
Impairment losses	54,515	25,452	101,882
Equity-settled share-based compensation	43,374	37,663	29,122
Change in estimate of liabilities related to SHP647	0	(60,179)	0
Loss (gain) on sales and disposal of property, plant and equipment	655	(2,109)	(990)
Gain on divestment of business and subsidiaries	(7,829)	(229,993)	(16,755)
Loss on liquidation of foreign operations	0	0	399
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	(11,195)	59,277	(18,387)
Finance (income) and expenses, net	142,907	143,110	137,175
Share of loss (profit) of investments accounted for using the equity method	15,367	(76)	23,987
Income tax expenses (benefit)	72,405	(9,936)	(105,044)
Changes in assets and liabilities:
Decrease (increase) in trade and other receivables	127,294	(9,316)	(34,826)
Decrease (increase) in inventories	(46,148)	25,978	137,492
Increase (decrease) in trade and other payables	125,157	36,620	(29,932)
Increase (decrease) in provisions	(58,090)	49,099	21,938
Increase (decrease) in other financial liabilities	(49,608)	173,400	7,158
Other, net	41,409	37,786	15,362
Cash generated from operations	1,263,528	1,212,618	896,520
Income taxes paid	(147,724)	(235,801)	(234,612)
Tax refunds and interest on tax refunds received	7,301	34,114	7,844
Net cash from operating activities	1,123,105	1,010,931	669,752
Cash flows from investing activities:
Interest received	2,919	1,105	11,487
Dividends received	3,401	387	1,382
Acquisition of property, plant and equipment	(123,252)	(111,206)	(127,082)
Proceeds from sales of property, plant and equipment	1,815	46,453	12,578
Acquisition of intangible assets	(62,785)	(125,262)	(90,628)
Acquisition of investments	(8,341)	(12,596)	(7,551)
Proceeds from sales and redemption of investments	16,921	74,604	49,402
Acquisition of businesses, net of cash and cash equivalents acquired	(49,672)	0	(4,890)
Proceeds from sales of business, net of cash and cash equivalents divested	28,196	530,388	461,546
Other, net	(7,328)	(10,343)	(14,125)
Net cash from (used in) investing activities	(198,125)	393,530	292,119
Cash flows from financing activities:
Net decrease in short-term loans and commercial papers	(2)	(149,043)	(351,223)
Proceeds from issuance of bonds and long-term loans	249,334	1,179,515	496,190
Repayments of bonds and long-term loans	(810,115)	(1,651,706)	(701,057)
Payments for settlement of forward rate agreement related to bonds	0	(34,830)	0
Acquisition of treasury shares	(77,531)	(2,141)	(3,737)
Interest paid	(108,207)	(107,350)	(127,211)
Dividends paid	(283,665)	(283,357)	(282,582)
Acquisition of non-controlling interests	0	0	(1,700)
Repayments of lease liabilities	(39,694)	(39,270)	(30,000)
Other, net	(385)	(172)	(3,893)
Net cash used in financing activities	(1,070,265)	(1,088,354)	(1,005,213)
Net increase (decrease) in cash and cash equivalents	(145,285)	316,107	(43,342)
Cash and cash equivalents at the beginning of the year	966,222	637,614	702,093
Cash and cash equivalents reclassified back from assets held for sale	0	0	629
Cash and cash equivalents at the beginning of the year	966,222	637,614	702,722
Effects of exchange rate changes on cash and cash equivalents	28,758	12,501	(21,766)
Cash and cash equivalents at the end of the year	¥ 849,695	¥ 966,222	¥ 637,614